Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets
Cost of sales	$ 187	$ 149	$ 124
Research and development expense	33	43	48
Selling, general and administrative costs	1,941	1,592	1,443
Other operating income and expense	4	45	86
Total	2,165	1,829	1,701
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Cost of sales	187	149	124
Selling, general and administrative costs	1,829	1,478	1,327
Other operating income and expense			3
Total	2,016	1,627	1,454
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Research and development expense	33	43	48
Selling, general and administrative costs	32	30	31
Other operating income and expense	4	45	83
Total	69	118	162
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs	80	84	85
Total	$ 80	$ 84	$ 85